Average Annual Total Returns - SA VCP Dynamic Allocation Portfolio	Class 1 1 Year	Class 1 5 Years	Class 1 Since Inception	Class 1 Inception Date	Class 3 1 Year	Class 3 5 Years	Class 3 Since Inception	Class 3 Inception Date	Blended Index 1 Year	Blended Index 5 Years	Blended Index Since Inception	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	13.38%		10.69%	Sep. 26, 2016	13.10%	9.72%	7.86%	Jan. 23, 2012	14.73%	11.11%	11.37%	7.51%	4.44%	3.85%	18.40%	15.22%	16.05%